Utility Plant - Schedule of Rental Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Public Utility, Property, Plant and Equipment [Line Items]
Consolidated rental payments/lease expense	$ 31,816	$ 26,829	$ 19,365
Southwest Gas [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Consolidated rental payments/lease expense	7,762	7,812	7,585
NPL services [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Consolidated rental payments/lease expense	$ 24,054	$ 19,017	$ 11,780